Concentrations of Credit Risk - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Commercial Real Estate [Line Items]
Average commercial mortgage financing loan amount	$ 2,286,000,000	$ 2,272,900,000
Residential real estate	10,700,000,000	10,900,000,000
Residential real estate loans as percentage of total U.S. loans	38.00%	40.00%
Lower limit of generally required loan to collateral value for residential real estate loans	65.00%
Upper limit of generally required loan to collateral value for residential real estate loans	80.00%
Legally binding commitments to extend credit	2,200,000,000	2,500,000,000
Money Market Funds
Commercial Real Estate [Line Items]
Credit risk to banks - money market assets	16,800,000,000	15,500,000,000
Demand Deposits
Commercial Real Estate [Line Items]
Credit risk to banks - non-interest bearing balances held at banks	4,200,000,000	2,700,000,000
Greater Chicago Area
Commercial Real Estate [Line Items]
Residential real estate	4,000,000,000
Florida
Commercial Real Estate [Line Items]
Residential real estate	2,800,000,000
California State
Commercial Real Estate [Line Items]
Residential real estate	1,500,000,000
Commercial Real Estate | Commercial
Commercial Real Estate [Line Items]
Average commercial mortgage financing loan amount	$ 1,300,000